Bank Loan - current portion (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 24, 2014	Sep. 17, 2014	Dec. 31, 2015	Dec. 31, 2014
Credit Suisse Facility [Member]
Short-term Debt [Line Items]
Balance				$ 36,450
Additions
Payments				$ (21,450)
Debt forgiveness				$ (15,000)
Balance
NBG [Member]
Short-term Debt [Line Items]
Balance			$ 17,598	$ 23,237
Additions
Payments	$ 3,300	$ 2,700		$ (5,639)
Debt forgiveness
Balance			$ 17,598	$ 17,598